Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management [Abstract]
Disclosure of detailed information about sales percentage from significant customer [Text Block]
The Company depends on two customers for majority of its revenues. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2017	2018

Customer A and its affiliates	25.8%	28.1%
Customer B and its affiliates	15.5%	12.6%

Disclosure of detailed information about Accounts receivable Percentage from significant customers [Text Block]
The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	January 1,	December	December
	2017	31, 2017	31, 2018

Customer A and its affiliates	28.9%	32.4%	33.5%
Customer B and its affiliates	19.1%	15.4%	12.9%